BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash held in trust	$ 113,602	$ 218,802
Prepaid expenses and deposits	8,416	8,218
Total current assets	122,018	227,020
Total assets	122,018	227,020
Current liabilities
Accounts payable and accrued liabilities	23,480	16,980
Due to related parties, non-interest bearing	$ 218,629	$ 268,140
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 242,109	$ 285,120
Stockholders' equity
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(4,314,170)	(4,252,179)
Total stockholders' equity	(120,091)	(58,100)
Total liabilities and stockholders' equity	$ 120,018	$ 227,020